Contents of Significant Accounts - Summary of Interest Expense Capitalized (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Interest Expense Capitalized [Line Items]
Interest expense capitalized	$ 6,777	$ 13,560
Bottom of range [member]
Disclosure Of Detailed Information About Interest Expense Capitalized [Line Items]
Interest rates applied	1.64%	1.52%
Top of range [member]
Disclosure Of Detailed Information About Interest Expense Capitalized [Line Items]
Interest rates applied	1.81%	1.96%